Morgan, Lewis & Bockius LLP

101 Park Avenue New

York, NY 10178

February 14, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

Re:	HAPC, INC.

Ladies/Gentlemen:

We are transmitting for filing Amendment No. 1 to the Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) of HAPC, INC. (“HAPC”)

The Proxy Statement was initially filed on December 7, 2006. Amendment No. 1 to the Proxy Statement filed today responds to comments of the staff (the “Staff”) of the U.S. Securities and Exchange Commission contained in a letter dated January 17, 2007. A memorandum containing HAPC’s specific responses to the Staff’s comments is attached.

Please direct any questions regarding the attached filing to the undersigned at 212-309-6103, or to Howard Kenny at 212-309-6843.

Very truly yours,

/s/ Martina A. Brosnahan Martina A. Brosnahan

cc:	HAPC, INC.

Erin Enright, Chief Financial Officer

General

1.	We are not able to locate disclosure discussing how the company will operate going forward should the transaction close. For instance, there is no disclosure of the use of the remaining proceeds of the trust by the post combination company. Are there any plans to grow the post merger company to provide other services? Considering this is the first time investors are able to review disclosure related to an actual operating company, please revise your disclosure to give investors a better understanding of the intentions of the company going forward.

Response: The proxy statement has been revised on pages i and 31 in response to the Staff’s comments.

Letter to Stockholders

2.	Please add the current market price for the common stock, warrants and units. Each discussion of the approximate conversion price should also state the current market price. In addition, we note that the conversion price is greater than the current market price of the common stock. Add appropriate disclosure regarding the potential risk to the company.

Response: The second page of the Letter to the Stockholders as well as pages ii, 2, 3, 7, 25, 35 and 84 of the proxy statement have been revised in response to the Staff’s comments.

Summary of the Material Terms of the Acquisition, page i

3.	We note the disclosure in the third bullet point that $140,000,000 will be paid to I-Flow in cash or a combination of cash and a promissory note. It is not clear how you could pay the noted amount in only cash. In the appropriate section, please revise to clarify.

Response: The proxy statement has been revised on page i in response to the Staff’s comments. HAPC has the option to borrow from a third party rather than I-Flow to finance the acquisition, and in that event, the purchase price would be paid in cash. If HAPC decides to borrow from a third party rather than I-Flow to finance the acquisition, the proxy statement will be revised accordingly.

4.	We note your statement that in the event this proposal is not approved, it is likely that HAPC will have insufficient time and resources to pursue an alternative acquisition target and will likely be forced to liquidate after April 18, 200[8]. If it is likely the company will not have the resources to continue its search, please explain why the company would not liquidate until after April 18, 200[8].

Response: HAPC’s Amended and Restated Certificate of Incorporation provides that HAPC must complete its initial business combination within 18 months after HAPC’s initial public offering, or October 18, 2007. In the event that HAPC signs a definitive agreement to enter into a business combination before October 18, 2007, HAPC will have until April 18, 2008 to complete its initial business combination. If the acquisition proposal is not approved, HAPC will still use the additional time that it has under the terms of its Amended and Restated

Certificate of Incorporation to seek an alternative business combination. It may seek to raise additional funds to do so.

Questions & Answers, page 1

5.	In the answer to question 15, please revise to briefly clarify that any liquidation and dissolution would be executed pursuant to Delaware law, which would cause a delay in the distribution of proceeds.

Response: The proxy statement has been revised on page 4 in response to the Staff’s comments.

Summary, page 5

6.	The disclosure on pages 5 and 6 appear identical to that on pages 53 and 54. Repetition does not enhance disclosure and the summary section is not meant to merely repeat disclosure elsewhere word for word. Please revise your summary section accordingly. Also, please consider revising your disclosure that appears on pages 53-55 to provide more detail if available.

Response: The proxy statement has been revised on pages 5 and 6 in response to the Staff’s comments.

7.	Revise your disclosure to clarify who retains the option to elect the floating rate of LIBOR plus 5.5% or the Base rate plus 4.5% calculated on a 360 day basis. In addition, define ‘Base rate’, and the means by which an investor can locate this rate.

Response: The proxy statement has been revised on pages 6 and 33, 36 in response to the Staff’s comments. The “Base rate” is intended to be an interest rate based on the Prime Rate or another publicly available quote. At the time that the Promissory Note is made by HAPC, the proxy statement will be revised to include a description of the Base rate and instructions for stockholders to locate the Base rate.

8.	When discussing the interests of HAPC officers and directors in the acquisition, clarify the value of the common stock owned by officers and directors based upon the current market price and clarify the amount they paid for their stock. Also, clarify whether any units, common stock or warrants were purchased in the aftermarket.

Response: The proxy statement has been revised on pages 10, 11, 29 and 30 in response to the Staff’s comments.

9.	Clarify whether any employment agreements or arrangements have been entered into or agreed to with respect to the officers and directors.

Response: The proxy statement has been revised on page 12 in response to the Staff’s comments.

10.	Clarify how the amount to be paid to FTN Midwest will be determined.

Response: The proxy statement has been revised on page 12 in response to the Staff’s comments.

11.	Clarify whether any finders’ fees have been or will be paid.

Response: The proxy statement has been revised on page 12 in response to the Staff’s comments.

Risk Factors, page 15

12.	In risk factor two, please revise to clarify if there is a circumstance where they could receive more than $6.00 per share.

Response: The proxy statement has been revised on page 15 in response to the Staff’s comments.

13.	Please revise risk factor 13 to clearly discuss the risk applicable to you if you loss your Medicare supplier number instead of saying it will result in a material adverse effect.

Response: The proxy statement has been revised on page 18 in response to the Staff’s comments.

14.	It is not clear how risk factor 19, the risk associated with interpretations of law, is a risk specific to you. It appears to be a risk that affects companies in and outside of your industry. Please revise to clarify how the risk is specific to you.

Response: The proxy statement has been revised on page 20 in response to the Staff’s comments.

15.	Risk factor 21 implies that you currently have a lead over your competitors. In the appropriate section, please revise to substantiate the disclosure that you have a “lead” on your competitors.

Response: The proxy statement has been revised on page 20 in response to the Staff’s comments.

16.	Risk factor 24 appears to be a generic risk that could apply to any business. Please remove.

Response: The proxy statement has been revised on pages 18 and 19 in response to the Staff’s comments.

Proposal 1, page 27

17.	In your background disclosure, please revise to briefly discuss the efforts made to pursue other companies.

Response: The proxy statement has been revised on page 28 in response to the Staff’s comments.

18.	Provide a more detailed discussion of the contacts made with various principals and intermediaries in your search for a target business. Clarify when such contacts were made.

Response: The proxy statement has been revised on page 28 in response to the Staff’s comments.

19.	We note that you received an invitation to participate in a private solicitation process held by I-Flow on April 27, 2006. Clarify when initial contact was made between the parties. Clarify who initiated contact. If I-Flow initiated contact, clarify how they were made aware of HAPC. Provide a more detailed discussion of the communications between the parties, preliminary or otherwise, and the timing of such communications. We may have further comment.

Response: The proxy statement has been revised on page 28 in response to the Staff’s comments.

20.	On page 28, we note the reference to experts that assisted you in your investigation. Please revise to identify the experts, disclose the fees they received, and discuss any information they provided you.

Response: The proxy statement has been revised on pages 28 and 29 in response to the Staff’s comments.

21.	We note that on June 28, 2006, you participated on a call to discuss management’s financial projections. Please revise to clarify which management team the projections originated from.

Response: The proxy statement has been revised on page 29 in response to the Staff’s comments.

22.	Please revise to clarify if you were aware of the other bids placed for InfuSystem.

Response: The proxy statement has been revised on page 29 in response to the Staff’s comments.

23.	We note the disclosure on page 39 of your IPO prospectus that you would obtain a fairness opinion. We note that you placed bids prior to receiving any fairness opinion or valuation. Please revise to clarify if at any point you were bound by any of the bids if accepted. Please revise to clarify if management made a valuation determination of the target prior to placing bids.

Response: All bids submitted by HAPC to I-Flow to purchase InfuSystem were non-binding until HAPC and I-Flow executed the Stock Purchase Agreement, dated as of September 29, 2006, by and among HAPC, I-Flow, InfuSystem and Iceland Acquisition Subsidiary, Inc. (the “Stock Purchase Agreement”). HAPC did not execute the Stock Purchase Agreement until it had obtained the fairness opinion in connection with the acquisition. The receipt of a fairness opinion by HAPC as a condition to HAPC’s executing the Stock Purchase Agreement was known to and accepted by I-Flow throughout negotiations.

24.	Clearly disclose all interests of the HAPC directors and officers on page 29.

Response: The proxy statement has been revised on pages 29 and 30 in response to the Staff’s comments.

25.	In the first bullet point on page 29, please revise to quantify the nominal value paid by the initial securities holders for their securities. Also, we note the disclosure that because of a possible increase or decrease in market prices it would be impossible to determine what the financial impact of the merger will be. Please revise to clarify, however, that since the prices for which they acquired such securities were nominal, it would appear they would profit regardless of a drop in price.

Response: The proxy statement has been revised on pages 29 and 30 in response to the Staff’s comments.

26.	Please revise to include all the shares you issued at nominal prices when discussing the interest of your insiders throughout this document.

Response: The proxy statement has been revised on pages 10, 29 and 30 in response to the Staff’s comments.

27.	Please revise to discuss the purpose of the grant of stock to Sean McDevitt and Pat LaVecchia here or provide a cross reference to such disclosure.

Response: The proxy statement has been revised on page 30 in response to the Staff’s comments.

28.	In discussing the interest of your insiders throughout this document, please revise to disclose the purchases of warrants by Messrs. McDevitt and LaVecchia that were agreed upon prior to your initial public offering.

Response: The proxy statement has been revised on pages 11, 30 and 105 in response to the Staff’s comments.

29.	On page 29, we note that FTN may receive a “fee in an amount to be agreed” once the transaction is closed. Please revise to clarify how this is consistent with your disclosure on page 38 of your IPO prospectus which disclosed that no fees would be payable to FTN or its affiliates.

Response: At the time of its initial public offering, HAPC entered into agreements with FTN and its affiliates pursuant to which each of them agreed to present to HAPC for its consideration opportunities to acquire an operating business in the healthcare sector. HAPC’s initial public offering prospectus notes that no finders fees or compensation for investment banking or other advisory services were payable to FTN or any of its affiliates under these agreements for the introduction of potential acquisition targets to HAPC. The agreements, however, do not preclude HAPC’s subsequent engagement of FTN or payment of fees to FTN or its affiliates.

30.	On page 30, we note the disclosure that you believe that InfuSystem should be able to leverage its “strong position in the sector.” Please revise to clarify your use of the term “strong position” and substantiate the claim that the target is in such position.

Response: The proxy statement has been revised on page 31 in response to the Staff’s comments.

31.	Please revise to provide the basis for the disclosure on page 30 that InfuSystem has margins that “are superior to many other competitors and that [they] will be able to sustain these margins.”

Response: The proxy statement has been revised on page 31 in response to the Staff’s comments.

32.	We note that the net income for the last nine months [has] decreased when compared to the same period in 2005. Please revise to discuss that here and clarify how you reconcile that with the positive disclosure on pages 29 and 30.

Response: The proxy statement has been revised on page 31 in response to the Staff’s comments.

The Stock Purchase Agreement, page 34

33.	In this section, please revise to clarify how much of the cash from the trust will remain for use by the resultant company.

Response: The proxy statement has been revised on page 36 in response to the Staff’s comments.

34.	Revise to disclose the working capital adjustments impacting the purchase price, based on the financial statements of InfuSystem as of the most recent balance sheet date. Disclose the components of the adjustments and consider providing a table showing each calculation. Explain the effect on the purchase price in the event these clauses result in adjustments. If the ultimate amount of the purchase price adjustment is expected to be materially different, discuss and provide appropriate explanation.

Response: The proxy statement has been revised on page 36 in response to the Staff’s comments.

35.	We note the amount to be borrowed is between $55 and $75 million. We also note that you are required to make interest payments and the debt matures in four years. Please revise to discuss, based on current financial information, the ability of the post merger company to make the periodic payments and the payment due at maturity.

Response: The proxy statement has been revised on page 37 in response to the Staff’s comments.

36.	We note that the debt used to finance the business combination is secured by the assets of InfuSystem. Please revise to clarify if there are sufficient assets to cover the full amount of the debt.

Response: The proxy statement has been revised on page 37 in response to the Staff’s comments.

37.	On page 35, we note that there are covenants and other agreements in the promissory note that require compliance. To the extent that such covenants are material and specific, please revise to briefly discuss than.

Response: The proxy statement has been revised on page 33 in response to the Staff’s comments.

38.	We note that there are a number of fees to be paid to insiders, I-Flow, and other parties in addition to the purchase price. Please revise to aggregate those additional payments so that investors can fully understand the cost associated with this transaction.

Response: The proxy statement has been revised on page 34 in response to the Staff’s comments.

39.	We note the requirement of “sufficient cash” at the top of page 39. Please revise to quantify and explain such necessity. Clarify if that means InfuSystem would not have enough cash on hand to continue as a going concern without a cash infusion by you or your subsidiary.

Response: The proxy statement has been revised on page 41 in response to the Staff’s comments.

40.	Provide a more detailed discussion of the amended and restated services agreement and the license agreement. Clarify the material terms.

Response: The proxy statement has been revised on page 46 in response to the Staff’s comments.

BNY Capital Markets, Inc. Fairness Opinion, page 44

41.	We note that there is no disclosure throughout this document that discusses the valuation of the target. Please revise to clarify if management determined a value for the target or solely relied upon the financial analyses disclosed in the fairness opinion.

Response: The proxy statement has been revised on page 33 in response to the Staff’s comments.

42.	Summarize the projections that were used by BNY in providing the fairness opinion.

Response: The proxy statement has been revised on page 49 in response to the Staff’s comments. The financial projections used by BNY were just one of the forms of financial analyses used by it in providing the fairness opinion. HAPC believes that specifically reporting the actual numbers used in the projections in the proxy statement would cause stockholders to place undue weight and reliance upon the projections, rather than reviewing the elements of BNY’s financial analyses as a whole. Therefore, HAPC has provided a summary of these projections.

43.	Clarify that the estimates provided in this section were used for valuation purposes only and that investors should not place undue reliance upon the estimates.

Response: The proxy statement has been revised on page 48 in response to the Staff’s comments.

44.	In discussing the discounted cash flow analysis, please revise to clarify if management believes that the disclosed multiples and discount rates used in this analysis are reasonable. Also, please revise to disclose the origins of the estimated terminal values and earnings through 2010 and clarify if they are reasonable based on the current financial information that is available so that investors can fully understand the analysis and valuation ranges.

Response: The proxy statement has been revised on page 49 in response to the Staff’s comments.

45.	Please revise to discuss the implications of the three ranges of enterprise value disclosed for the discounted cash flow analysis.

Response: The proxy statement has been revised on page 49 in response to the Staff’s comments.

46.	We note the selected companies analysis disclosure on page 46. Because enterprise value is determined by market capitalization, which is in turn affected by revenues and profits, please revise to disclose the revenues and profits for the companies and compare them to those of the target so that investors can determine if they are reasonably comparable. Also, please provide similar disclosure for the companies listed in your selected acquisitions analysis.

Response: The proxy statement has been revised on page 50 in response to the Staff’s comments.

Proposal 3, page 52

47.	We note that portions of the certificate of incorporation would no longer appear to apply post-business combination (see for example section 5, paragraphs A through E). Clarify whether and/or when the certificate of incorporation will be amended to remove these provisions.

Response: Article Fifth (including paragraphs (A) through (E)) of the Amended and Restated Certificate of Incorporation will automatically terminate upon the consummation of any “Business Combination” (as defined in the Amended and Restated Certificate of Incorporation) without any action on the part of HAPC’s stockholders to amend the Amended and Restated Certificate of Incorporation.

48.	The disclosure regarding failures to vote on pages 52 and 25 are not consistent. Please revise to reconcile.

Response: The proxy statement has been revised on page 55 in response to the Staff’s comments.

Information About InfuSystem, page 53

49.	Please revise to clarify if the ambulatory pumps you provide are generic in nature and similar to those provided by your competition.

Response: The proxy statement has been revised on page 57 in response to the Staff’s comments.

50.	We note the disclosure that InfuSystem is “one of the largest providers of ambulatory infusion pump management services.” Please revise to provide the basis for the noted disclosure.

Response: The proxy statement has been revised on pages i, 5, 57 and 61 in response to the Staff’s comments.

51.	Please revise to define terms that are technical in nature the first time you use them. For instance, please revise to define the term “ambulatory infusion pumps.”

Response: The proxy statement has been revised on page 57 in response to the Staff’s comments.

52.	Please revise to provide the basis for the disclosure that “continuous infusion of chemotherapy through ambulatory pumps is increasingly being utilized by oncologist as a preferred treatment.”

Response: The proxy statement has been revised on page 57 in response to the Staff’s comments.

53.	We note in the reference to several drugs in the first bullet point on page 53. Please revise to clarify if those drugs are primarily administered via continuous infusion.

Response: The proxy statement has been revised on page 58 in response to the Staff’s comments.

54.	Please revise to define your use of “managed care lives.”

Response: The proxy statement has been revised on page 58 in response to the Staff’s comments.

55.	We note that the target owns approximately 14,000 pumps. Please revise to clarify if that means there are currently 14,000 pumps in use by patients. Also, clarify if the billing to the payors requires coordination with physicians that initiate the service.

Response: The proxy statement has been revised on page 58 in response to the Staff’s comments.

56.	In the second bullet point, please revise to clarify how you relieve physicians of their “capital commitment” when they own the pump their patient uses. If the physician owns the pump, do you still bill the payor for the use and supplies?

Response: The proxy statement has been revised on page 59 in response to the Staff’s comments.

57.	On page 54, we note that your relationships are strong, “as evidenced by its significant renewal rate.” Please revise to disclose the renewal rate.

Response: The proxy statement has been revised on page 59 in response to the Staff’s comments.

58.	Please revise to elaborate on the additional drugs that could be administered using the target’s technology as disclosed on page 54.

Response: The proxy statement has been revised on page 59 in response to the Staff’s comments.

59.	Please revise to clarify in the early part of this section that the target’s business consists of purchasing the pumps from third parties and reselling them and providing billing services, if accurate. Please revise to clarify if there are any risks associated with the suppliers supplying competitors. Also, clarify if you conduct any research and development.

Response: The proxy statement has been revised on page 57 in response to the Staff’s comments.

60.	Please revise to discuss the basis for the belief that InfuSystem is one of the largest domestic purchasers of ambulatory infusion pumps.

Response: The proxy statement has been revised on pages i, 5, 57 and 61 in response to the Staff’s comments.

61.	Please revise to clarify if any of InfuSystem’s suppliers are major suppliers and discuss any material supply agreements in place.

Response: The proxy statement has been revised on page 61 in response to the Staff’s comments.

62.	Please revise to define your use of the term “managed care organizations” and how established contracts make reimbursements easier. Are they the same as “payors”? Also, please revise to discuss the material terms of your typical contract with the managed care organizations.

Response: The proxy statement has been revised on page 61 in response to the Staff’s comments.

63.	We note the disclosure about the target’s competitors under the subcaption “competitors” on page 56. Please revise to substantiate the disclosure concerning the competitors.

Response: The proxy statement has been revised on page 61 in response to the Staff’s comments.

64.	Please revise to discuss any difficulties with collection of fees from payors, include private and public entities, or advise why such disclosure would not be material.

Response: The proxy statement has been revised on page 61 in response to the Staff’s comments.

65.	Please revise to provide the disclosure requested by Item 101(c)(xii) of Regulation S-K if applicable.

Response: The proxy statement has been revised on page 60 in response to the Staff’s comments.

66.	It appears that Blue Cross Blue Shield is a material customer. Clearly disclose the material terms of any material contracts.

Response: The proxy statement has been revised on page 61 in response to the Staff’s comments.

Selected Historical Financial Information, page 57

67.	Revise your table of operating results included at page 57 to indicate results for the twelve months ended December 31, 2002 and 2001, and the nine months ended September 30, 2006 and 2005, are unaudited. Also, revise your balance sheet data for the corresponding periods to indicate the results are unaudited.

Response: The proxy statement has been revised on pages 62 and 63 in response to the Staff’s comments.

Management’s Discussion and Analysis, page 60

68.	We believe your MD&A sections for InfuSystem could benefit from expanded “Overview” sections that offer investors an introductory understanding of InfuSystem and the matters with which management is concerned primarily in evaluating the company’s financial condition and operating results. A good introduction, accordingly, might include a discussion of the following: the economic or industry-wide factors relevant to the company; a discussion of how the company earns or expects to earn revenues and income; the identity of the company’s primary business lines, location(s) of operations and principal services; and insight into material opportunities, challenges, risks, and material trends and uncertainties. To the extent known, provide insight into challenges, risks and opportunities of which management is aware and discuss any actions being taken to address the same. For a more detailed discussion of what is expected in both this subheading and the MD&A section in general, please refer to: http://www.sec.gov/rules/interp/33-8350.htm. See also, Item 303 of Regulation S-K.

Response: The proxy statement has been revised on page 65 in response to the Staff’s comments.

69.	Please revise to define your use of the term “relevant revenues” as used on page 61.

Response: The proxy statement has been revised on page 66 in response to the Staff’s comments.

Interim Results of Operations as of September 30, 2006, page 61

70.	On page 62, we note that there were unreimbursed processing cost borne by InfuSystem for services provided to I-Flow. Please revise to clarify you will continue bearing unreimbursed processing cost in future periods.

Response: The proxy statement has been revised on page 68 in response to the Staff’s comments.

71.	It is not clear why divestiture expenses are discussed in this section. Please revise to clarify.

Response: The proxy statement has been revised on page 68 in response to the Staff’s comments.

72.	Please revise to provide a discussion of the comparison of net income for all the periods disclosed.

Response: The proxy statement has been revised on pages 69, 71 and 72 in response to the Staff’s comments.

Liquidity and Capital Resources, page 66

73.	We note the disclosure that you experienced an increase in cash provided by operating activities due to decreases in accounts receivables and increases in accounts payable. In order to provide investors will a full understanding, please revise to discuss the changes in the two noted accounts.

Response: The proxy statement has been revised on page 72 in response to the Staff’s comments.

74.	We note that a substantial portion of the change in investing activities was a decrease in purchases of the electronic infusion pumps. Please revise to discuss the reasons behind the decrease in purchases.

Response: The proxy statement has been revised on page 73 in response to the Staff’s comments.

75.	We note the disclosure in the second paragraph on page 67 that the then current funds are sufficient to provide for operations for the next 12 months. Please revise reconcile that with the disclosure on page 39 referring to the requirement of “sufficient cash.”

Response: The proxy statement has been revised on pages 41 and 73 in response to the Staff’s comments.

76.	We note the disclosure of the compensation of executive officers on page 70. Clarify whether this was the salary paid in 2006. Consider providing the information from Item 402 of Regulation S-K. Please revise to disclose of the officers listed, which ones would remain with the company following the business combination and their anticipated salaries.

Response: The proxy statement has been revised on pages 76 and 100 in response to the Staff’s comments. Steven E. Watkins, president of InfuSystem, and HAPC are presently negotiating the terms of an employment agreement pursuant to which Mr. Watkins will replace John Voris as chief executive officer of HAPC upon completion of the acquisition. Certain terms of the employment agreement, including Mr. Watkins’ salary, are set forth on page 100 of the proxy statement. The terms of the employment of the additional officers of InfuSystem whom HAPC will employ upon consummation of the acquisition are under negotiation between HAPC and each officer and no determination has been made as to salaries or other benefits payable to these individuals.

Critical Accounting Policies, Revenue Recognition, page 67

77.	Confirm to us that provisions are made immediately to reduce revenue to the estimated allowable amount per contractual rates with third party payors. If this is the case,

revise your policy disclosure to clearly indicate that provisions are recorded simultaneously with revenue recognition.

Response: The proxy statement has been revised on page 74 in response to the Staff’s comments.

Information About HAPC, page 71

Management’s Discussion and Analysis of Financial Condition, page 72

78.	Please revise to outline your expenses and compare them to the disclosure in the use of proceeds section in your IPO prospectus.

Response: The proxy statement has been revised on page 80 in response to the Staff’s comments.

Dissolution and Liquidation if No Business Combination, page 76

79.	At the bottom of page 76, we note that “if HAPC were to expend all of the net proceeds . . . .” Considering all of your outstanding liabilities exceed the cash you have on hand, it would appear that all of the non-trust proceeds have already been expended. Please revise your disclosure accordingly.

Response: The proxy statement has been revised on page 83 in response to the Staff’s comments.

80.	On page 78, we note the disclosure that you believe there is “sufficient funds” to fund your dissolution and liquidation. It is not clear how that is the case since your current liabilities exceed the amount of cash outside the trust. Please revise to clarify.

Response: The proxy statement has been revised on page 85 in response to the Staff’s comments.

81.	Please revise to clarify if Messrs. McDevitt and LaVecchia are jointly and severally liable for any liabilities that extend to the trust proceeds. Also, please revise to clarify if you are required to bring claims against them to enforce the indemnification arrangement if they either assert they are not able to satisfy the claims or are not liable under the agreement.

Response: The proxy statement has been revised on page 84 in response to the Staff’s comments.

82.	On pages 78 and 79, we note the disclosure that the possibility of any claims made against the note are “significantly reduced.” Please revise to quantify the portion of the outstanding liabilities that have executed waivers against the trust account. Also disclose the validity and enforceability of such agreements.

Response: The proxy statement has been revised on page 86 in response to the Staff’s comments.

Unaudited Pro Forma Condensed Combined Financial Statements, page 80

83.	Disclose your basis for the allocation of the excess of purchase price over net assets acquired to Physician Relationships and Trade Name and Trademarks.

Response: The proxy statement has been revised on pages 94 and 96 in response to the Staff’s comments.

84.	Explain your rationale for amortizing physician relationship costs over twenty years. Include historical experience, as appropriate.

Response: The proxy statement has been revised on pages 94 and 96 in response to the Staff’s comments.

85.	Please explain your basis for pro forma adjustment 7. Tell us how adjusting historical revenues for expected revenue under contemplated agreements meets the requirements of Article 11 of Regulation S-X as it pertains to business combinations. Explain your basis for both the nature and amount of each adjustment. Consider providing discussion of the services agreement supplementally in the narrative or footnotes rather than as an adjustment.

Response: The proxy statement has been revised on pages 94 and 96 in response to the Staff’s comments.

86.	Please explain your basis for pro forma adjustment 11. It is generally not appropriate to eliminate infrequent or nonrecurring items included in the underlying historical financial statements. Tell us the specific nature of the charges, the relevant terms and conditions, and explain specifically how the items are affected by the transaction.

Response: The proxy statement has been revised on pages 94 and 96 in response to the Staff’s comments.

Directors and Management, page 90

87.	We note the introductory paragraph disclosing the InfuSystem management members that will remain. Please revise to clearly list in a tabular format the officers and directors for the combined company.

Response: The proxy statement has been revised on page 100 in response to the Staff’s comments.

88.	In the “executive officer and director compensation” disclosure on page 93, it is not clear why the disclosure states that each person “will receive” specific types of compensation. Please revise to clarify. Also, please revise to quantify what each person has received, including reimbursements.

Response: The proxy statement has been revised on page 101 in response to the Staff’s comments.

Certain Relationships and Related Transactions, page 95

89.	Please revise to elaborate on the warrants that Messrs. McDevitt and LaVecchia purchased as disclosed on the bottom of page 95. Also identify the party that executed the purchases on their behalf.

Response: The proxy statement has been revised on page 105 in response to the Staff’s comments.

90.	Please revise this section to clarify those HAPC individuals that will remain with the company or have some other relationship with the company, include in a consulting or service providing role.

Response: The proxy statement has been revised on page 105 in response to the Staff’s comments.

91.	Please revise to include a separate section to disclose the Item 404 of Regulation S-K disclosure for InfuSystem.

Response: The proxy statement has been revised on pages 105 and 106 in response to the Staff’s comments.

Beneficial Ownership of Securities, page 97

92.	Please revise to clarify if the outstanding warrants are included in the disclosure in this section. If not, please advise us of the reason such warrants are not included.

Response: The outstanding warrants held by HAPC’s public stockholders were not included in the disclosure as the warrants are not themselves voting securities and do not become exercisable into shares of HAPC’s common stock within 60 days from the date hereof. The terms of the warrants provide that they do not become exercisable until the later of HAPC’s completion of an initial business combination or April 11, 2007. Additionally, the disclosure regarding stockholders who hold greater than 5% of HAPC’s securities was based upon publicly available filings and these filings did not include disclosure regarding stockholders’ ownership of warrants. The proxy statement has been revised on page 106 to include the 624,286 warrants to purchase shares of common stock sold by HAPC to Sean McDevitt, chairman of HAPC, on December 28, 2006.

93.	Disclose the control person(s) for each entity listed in the table.

Response: As stated in response to Question 92, the disclosure was made based upon the information presented by stockholders in publicly available filings.

HAPC, Inc. and Subsidiary, Condensed Consolidated Balance Sheets, page F-1

94.	We note the warrants included in the units sold in your initial public offering were classified as equity. Given the offer and sale of the warrants and the securities underlying the warrants included in your initial public offering were included in the units being registered, the offer and sale of the underlying securities were registered at the time of effectiveness. As a result, it appears you will be required to file timely updates to this registration statement and deliver a current prospectus at the time such warrants are exercised. In light of this fact, please tell us how you considered the guidance in paragraphs 14-18 of EITF 00-19. Paragraph 17 of EITF 00-19 states that if the contract requires physical or net-share settlement by delivery of registered shares and does not specify any circumstances under which net-cash settlement is permitted or required, and the contract does not specify bow the contract would be settled in the event that the company is unable to deliver registered shares, then net cash settlement is assumed if the company is unable to deliver registered shares (because it is unlikely that nonperformance would be an acceptable alternative). Please explain, in as much detail as necessary, why you believe that equity classification is appropriate. Also, please tell us how you considered the guidance in EITF 00-19 in accounting for the underwriter purchase option.

Response: The management of HAPC, after discussion with HAPC’s Audit Committee, determined that it was necessary to restate HAPC’s financial statements to reflect operating gains and losses related to the classification of and accounting for the warrants to purchase common stock associated with the units sold in connection with its initial public offering in April 2006 and over allotment in May 2006.

HAPC determined that it was necessary for HAPC to restate (i) HAPC’s audited financial statements included in its Current Report on Form 8-K/A previously filed on November 14, 2006, (ii) HAPC’s unaudited interim financial statements included in its Quarterly Report on Form 10-Q/A for the quarter ended June 30, 2006 previously filed on November 14, 2006 and (iii) HAPC’s unaudited interim financial statements included in its Quarterly Report on Form 10-Q for the quarter ended September 30, 2006 previously filed on November 14, 2006.

HAPC had previously classified the value of these warrants to purchase common stock as equity. HAPC has determined that these instruments should have been classified as liabilities and, therefore, the fair value of each instrument must be recorded as a liability on HAPC’s balance sheet. Subsequent changes in the fair value of these instruments results in adjustments to the amount of the recorded liabilities, and the corresponding gain or loss recorded in HAPC’s statement of operations. At the date of the conversion of each warrant or portion thereof (or exercise of the warrants or portion thereof, as the case may be), the corresponding liability will be reclassified as equity.

Accordingly, HAPC has filed (i) Amendment No. 2 to its Form 8-K previously filed on April 26, 2006 with restated audited financial statements, (ii) Amendment No. 2 to its Form 10-Q for the quarter ended June 30, 2006 with restated unaudited interim financial statements and (iii) an amendment to its Form 10-Q for the quarter ended September 30, 2006 with restated unaudited interim financial statements.

HAPC entered into a Unit Purchase Option Agreement (“Purchase Option”) with FTN Midwest Securities Corp. (“FTN”), the lead underwriter in HAPC’s IPO, on April 11, 2006. Under the terms of the Purchase Option, FTN was granted the right to purchase 833,333 units from HAPC. Each unit consisted of one share of HAPC’s common stock and two warrants, each exercisable for one share of common stock. The option agreement allows the company to settle it’s obligations under the agreement by delivering unregistered shares. Therefore, the delivery of the unregistered shares are within the control of the company as defined by paragraph 14 of EITF 00-19. Accordingly, HAPC has classified the fair value of the Option as equity Additionally, on February, 9, 2006, HAPC and FTN entered into a Unit Purchase Option Clarification Agreement (the “Agreement”) which clarifies certain terms of the Purchase Option. This further clarifies that there is no possibility that the company would be forced to cash settle the option.

The Agreement principally provides that: (i) HAPC not be obligated to deliver any securities pursuant to the exercise of the Purchase Option unless a registration statement under the Securities Act with respect to the common stock issuable upon exercise of the warrants which are issuable upon exercise of the Purchase Option is effective; and (ii) FTN is not, and at the time of the initial issuance of the Purchase Option was not, entitled to receive a net-cash settlement or other consideration in lieu of physical settlement in securities if the common stock issuable upon exercise of the warrants is not covered by an effective registration statement.

Report of Independent Registered Public Accounting Firm, page F-46

95.	The audit report for InfuSystem fails to indicate the city and state where the report was issued. Please revise the report to comply with Article 2-02 of Regulation S-X.

Response: The proxy statement has been revised on page F-46 in response to the Staff’s comments.

Annex A

96.	Please file all material schedules.

Response: HAPC does not believe that the schedules to the Stock Purchase Agreement are material for purposes of filing.

97.	Please remove the statement that the fairness opinion is for the exclusive benefit of the board of directors of HAPC. The fairness opinion is included with this proxy and therefore shareholders should be able to rely upon the opinion.

Response: BNY Capital Markets, Inc. (“BNY”) prepared the fairness opinion exclusively for the benefit of the Board of Directors of HAPC. HAPC has included the fairness opinion in the proxy so that stockholders may assess that which the Board of Directors of HAPC relied upon in making their decision whether to approve HAPC’s acquisition of InfuSystem.

98.	Provide the consent of BNY for the fairness opinion to be included with the proxy statement.

Response: As the proxy statement does not name BNY as an expert, HAPC does not believe a consent of BNY for the fairness opinion should be included in the proxy statement.

Proxy Card

99.	Please explain how a shareholder would elect conversion, as we are unable to find a box to check for electing conversion.

Response: The proxy card has been revised in the response to the Staff’s comments.